Financial risk management - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) customer interest_cap	Dec. 31, 2021 EUR (€) interest_cap customer	Dec. 19, 2022 EUR (€)
Revenue Concentration Risk
Disclosure of Financial Risk Management [Line Items]
Concentration of risk revenue number of customers | customer	14	7
Concentration of risk revenue benchmark	€ 450	€ 450
Percentage of entity's revenue	0.86%	0.71%
Trade Receivables and Contract Assets Concentration Risk
Disclosure of Financial Risk Management [Line Items]
Concentration of risk trade receivables and contract assets number of customers | customer	3	1
Concentration of risk trade receivables and contract assets benchmark	€ 4,500	€ 4,500
Concentration of risk trade receivables and contract assets percentage	0.49%	0.59%
More than one year | Renewed facility
Disclosure of Financial Risk Management [Line Items]
Undrawn borrowing facilities	€ 120,790	€ 0
More than one year | Capital Expenditure Facility
Disclosure of Financial Risk Management [Line Items]
Undrawn borrowing facilities	90,790
More than one year | Guaranteed Facility
Disclosure of Financial Risk Management [Line Items]
Undrawn borrowing facilities	€ 30,000
More than one year | Old facility
Disclosure of Financial Risk Management [Line Items]
Debt instrument, term	5 years	5 years
Undrawn borrowing facilities	€ 0	€ 0
Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Number of derivative instruments | interest_cap	2
Notional amount			€ 181,487
Interest Rate Cap | 2027
Disclosure of Financial Risk Management [Line Items]
Notional amount	€ 181,487
Interest Rate Cap | 2026
Disclosure of Financial Risk Management [Line Items]
Number of derivative instruments | interest_cap		1
Notional amount		€ 83,054
Interest rate risk
Disclosure of Financial Risk Management [Line Items]
Fixed interest borrowings percentage	0.00%	0.47%
Interest rate risk | Interest Rate Cap
Disclosure of Financial Risk Management [Line Items]
Derivative instrument coverage of variable loan principal outstanding (percent)	0.65%	0.69%
Derivative instrument mitigation risk percentage	0.65%	0.69%
Interest rate risk | Interest Rate Cap | Bottom of range
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage	0.015%
Interest rate risk | Interest Rate Cap | Top of range
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage	0.0343%